Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 2,463	$ 2,820
Allowance for doubtful accounts	(64)	(68)
Accounts receivable from other related parties	171	129
Accounts receivable from underwriters, promoters, and employees		5
Other accounts receivable	3	93
Total accounts receivable, net of allowance for doubtful accounts	$ 2,573	$ 2,979